DEBT (Long-Term Debt) (Details) - USD ($) $ in Millions	Jun. 26, 2019	Jun. 27, 2018
Debt [Line Items]
Capital lease obligations (refer to Note 10 - Leases)	$ 48.4	$ 43.0
Total long-term debt	1,221.7	1,513.3
Less unamortized debt issuance costs and discounts	(5.4)	(6.6)
Total long-term debt less unamortized debt issuance costs and discounts	1,216.3	1,506.7
Less current installment portion of long-term debt	(9.7)	(7.1)
Long-term debt, less current installments	1,206.6	1,499.6
5.00% notes
Debt [Line Items]
Senior notes	350.0	350.0
3.88% notes
Debt [Line Items]
Senior notes	300.0	300.0
$1B Revolving Credit Facility [Member]
Debt [Line Items]
Revolving credit facility	$ 523.3	$ 820.3